SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF NATURE AND TIMING OF THE SATISFACTION OF PERFORMANCE OBLIGATIONS IN CONTRACTS WITH CUSTOMERS

The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms, and related revenue recognition policies.

Type of product or service	Nature of timing of satisfaction of performance obligations including significant payment terms	Revenue recognition policies
Commissions from real estate contracts	Customers obtain control of real estate property on the closing date, which is ordinarily when consideration is received	Revenue is recognized at a point in time as the purchase agreement is closed and the sale is executed
Title Fees (Escrow and Title Insurance)	Customers obtain control of real estate property on the closing date, which is ordinarily when consideration is received	Revenue is recognized at a point in time when the transaction is closed and paid
Mortgage Broker	Customers obtain control of real estate property on the closing date, which is ordinarily when consideration is received	Revenue is recognized at a point in time when the loan has been funded
Wallet	Transactions based fees are recognized when the service is performed, while interest income from deposit and credit lines is recognized over time as it accrues based on the effective interest rate	Revenue is recognized either at a point in time or over time depending on the nature of the service provided

SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT	The estimated useful lives of property and equipment for current and comparative periods are as follows:
Computer hardware and software:	5 years
Furniture and fixtures:	5-10 years

SCHEDULE OF RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheet that sum to the total of the same amounts shown on the statement of cash flows.

	As of
	December 31, 2024	December 31, 2023
Cash and Cash Equivalents	$23,376	$14,707
Restricted Cash	24,089	12,948
Total cash, cash equivalents, and restricted cash, ending balance	$47,465	$27,655